Digital Assets	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
DIGITAL ASSETS

3. DIGITAL ASSETS

Digital asset holdings were comprised of the following:

	June 30,	December 31,
	2026	2025

BTC	$1,464,000	$2,187,600
AA	1,248,100	-
USDT	433,200	2,534,100
ENA	374,900	1,038,700
ETH	1,600	-
	$3,521,800	$5,760,400

BTC

For the six months ended June 30, 2026, the Company did not enter into any transactions relating to BTC and did not realize gains or losses from trading BTC. For the six months ended June 30, 2026, the Company recognized a decrease in fair value of BTC of $723,600.

For the six months ended June 30, 2025, the Company purchased 12 BTC from open market. As of June 30, 2025, the Company held 12 BTC with fair value of $1,285,600. For the six months ended June 30, 2025, the Company recognized an increase in fair value of BTC of $19,000. For the six months ended June 30, 2025, the Company did not sell or realize gains or losses from trading BTC.

The Company held 25 tokens of BTC as of both June 30, 2026 and December 31, 2025.

AA

For the six months ended June 30, 2026, the Company exchanged 1,050,000 tokens of USDT for 301,333,333 tokens of AA, and the Company recognized an increase in fair value of AA of $198,100. For the six months ended June 30, 2026, the Company did not sell or realize gains or losses from trading AA.

For the six months ended June 30, 2025, the Company did not enter into any transactions relating to AA.

As of June 30, 2026 and December 31, 2025, the Company held 301,333,333 and nil tokens of AA, respectively.

ENA

For the six months ended June 30, 2026, the Company did not enter into any transactions relating to ENA and did not realize gains or losses from trading ENA. For the six months ended June 30, 2026, the Company recognized a decrease in fair value of ENA of $663,800.

For the six months ended June 30, 2025, the Company did not enter into any transactions relating to ENA.

As of June 30, 2026 and December 31, 2025, the Company held 5,203,582 and 5,203,582 tokens of ENA, respectively.

USDT

As of June 30, 2026 and December 31, 2025, the Company held 433,200 and 2,534,100 tokens of USDT. The fair value of USDT was kept at $1.00 because one USDT is pegged to one U.S. dollar.

ETH

For the six months ended June 30, 2026, the Company exchanged 3,373 tokens of USDT for one token of ETH, and the Company recognized a decrease in fair value of ETH of $1,800. For the six months ended June 30, 2026, the Company did not sell or realize gains or losses from trading ETH.

For the six months ended June 30, 2025, the Company did not enter into any transactions relating to ETH.

As of June 30, 2026 and December 31, 2025, the Company held one and nil token of ETH, respectively.

Additional information about digital assets

The following table presents additional information about BTC for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$2,187,600	$-
Purchases of BTC	-	630,300
Purchases of BTC from exchange of USDT	-	636,300
Changes in fair value of BTC	(723,600)	19,000
Ending balance	$1,464,000	$1,285,600

The following table presents additional information about AA for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$-	$-
Purchases of AA from exchange of USDT	1,050,000	-
Changes in fair value of AA	198,100	-
Ending balance	$1,248,100	$-

The following table presents additional information about USDT for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$2,534,100	$-
Purchases of USDT	997,000	719,400
Investment in Armonia (Note 5)	(1,200,000)	-
Exchange of USDT into USDC	(10,000)	-
Exchange of USDT into AA	(1,050,000)	-
Exchange of USDT into ETH	(3,400)	-
Exchange of USDT into BTC	-	(636,300)
Payment of operating expenses	(834,500)	-
Ending balance	$433,200	$83,100

The following table presents additional information about ENA for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$1,038,700	$-
Changes in fair value of ENA	(663,800)	-
Ending balance	$374,900	$-

The following table presents additional information about ETH for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$-	$-
Purchases of ETH from exchange of USDT	3,400	-
Changes in fair value of ETH	(1,800)	-
Ending balance	$1,600	$-